Note 11 - Federal Home Loan Bank Advances (FHLB) and Other Borrowings	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Abstract]
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Text Block]

NOTE 11 Federal Home Loan Bank Advances (FHLB) and Other Borrowings

The Bank had no outstanding advances from the FHLB or borrowings from the Federal Reserve Bank as of December 31, 2014 or December 31, 2013. As of December 31, 2014 it had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with unamortized principal balances of approximately $99.1 million. The Bank has the ability to draw additional borrowings of $98.1 million from the FHLB, based upon the mortgage loans and securities that are currently pledged, subject to approval from the FHLB and a requirement to purchase additional FHLB stock. The Bank also has the ability to draw additional borrowings of $58.7 million from the Federal Reserve Bank, based upon the loans that are currently pledged to them, subject to approval from the FRB.

On December 15, 2014, the Company entered into a Loan Agreement with an unrelated third party, providing for a term loan of up to $10 million that will be evidenced by a promissory note (“the Note”) with an interest rate of 6.5% per annum. The principal balance of the loan is payable in consecutive equal annual installments of $1 million on each anniversary of the date of the Loan Agreement, commencing on December 15, 2015, with the balance due on the maturity date. The maturity date will be on the earlier of (a) the anniversary of the date of the Loan Agreement obtained by dividing the original principal amount of the loan by $1 million (rounded up to the nearest number of whole years) and (b) the seventh anniversary of the date of the Loan Agreement. Provided that no default or event of default has occurred and is continuing, the Company may, at its option, elect to defer payment of one installment of principal of the Note otherwise due prior to the maturity date, in which event such installment will become due and payable on the maturity date. The Company may voluntarily prepay the Note in whole or in part without payment or penalty. The Company had no outstanding advances on the Note at December 31, 2014. On February 17, 2015, the Company advanced $10 million on the Note and used the proceeds to redeem the remaining $10 million in outstanding Preferred Stock.